Investment Objectives and Goals - American Century Capital Portfolios Prospectus	Mar. 01, 2026
GLOBAL REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Global Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total investment return through a combination of capital appreciation and current income.
REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total investment return through a combination of capital appreciation and current income.